FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of carrying amount and the fair value of the assets and liabilities
The following table presents the carrying amount and the fair value of the assets and liabilities as of June 30, 2024 and December 31, 2023:

Assets and liabilities	June 30, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
	In millions of COP
Assets
Debt instruments at fair value through profit or loss	17,020,038	17,020,038	12,096,407	12,096,407
Debt instruments at fair value through OCI	5,350,499	5,350,499	6,148,177	6,148,177
Debt instruments at amortized cost	7,539,451	7,521,613	6,848,082	6,840,867
Derivative financial instruments	3,444,239	3,444,239	6,252,270	6,252,270
Equity securities at fair value	632,732	632,732	543,210	543,210
Other financial instruments (1)	30,914	30,914	38,319	38,319
Loans and advances to customers at amortized cost, net (2)	251,427,847	255,681,512	237,728,544	239,105,396
Investment property	5,423,018	5,423,018	4,709,911	4,709,911
Investments in associates (3)	1,812,781	1,812,781	1,670,782	1,670,782

Total	292,681,519	296,917,346	276,035,702	277,405,339

Liabilities
Deposits by customers	257,869,276	258,372,722	247,941,180	249,340,519
Interbank deposits	511,000	511,000	606,141	606,141
Repurchase agreements and other similar secured borrowing	594,983	594,983	470,295	470,295
Derivative financial instruments	3,680,218	3,680,218	6,710,364	6,710,364
Borrowings from other financial institutions	12,938,759	12,938,759	15,648,606	15,648,606
Preferred shares	555,152	398,750	584,204	394,550
Debt instruments in issue	16,107,674	16,005,787	14,663,576	14,468,650

Total	292,257,062	292,502,219	286,624,366	287,639,125

(1)	For further information see Note 5.1. Financial assets investments.
(2)
As of December 31, 2023, the fair value of the loans was undervalued by COP 333,672 due to the omission of a change in an input related to observable market rates. Upon detecting the inaccuracy, the Management proceeded to recalculate, finding that the difference with the previously disclosed value does not result in material impacts.

(3)	Corresponds to investments in associates P.A. Viva Malls and Distrito Vera.

Schedule of fair-value hierarchy levels the Bank's assets that are measured at fair value on a recurring basis

Financial Assets
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	5,969,903	955,272	—	6,925,175	4,363,135	362,470	—	4,725,605
Securities issued or secured by government entities	18,291	152,440	—	170,731	—	84,990	—	84,990
Securities issued by other financial institutions	170,884	534,039	74,246	779,169	41,003	654,446	78,729	774,178
Securities issued by foreign governments	5,878,849	3,016,277	—	8,895,126	3,621,960	2,652,440	—	6,274,400
Corporate bonds	118,349	111,801	19,687	249,837	125,010	97,940	14,284	237,234

Total debt instruments at fair value through profit or loss	12,156,276	4,769,829	93,933	17,020,038	8,151,108	3,852,286	93,013	12,096,407

Financial Assets
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	57,981	2,520,934	—	2,578,915	61,427	—	2,664,295	2,725,722
Securities issued by other financial institutions	198,997	115,647	50,021	364,665	224,049	149,257	—	373,306
Securities issued by foreign governments	1,595,089	146,855	—	1,741,944	1,675,193	762,803	—	2,437,996
Corporate bonds	64,455	559,716	40,804	664,975	63,475	547,678	—	611,153

Total debt instruments at fair value through OCI	1,916,522	3,343,152	90,825	5,350,499	2,024,144	1,459,738	2,664,295	6,148,177

Total debt instruments	14,072,798	8,112,981	184,758	22,370,537	10,175,252	5,312,024	2,757,308	18,244,584

Equity securities
Equity securities	37,638	206,450	388,644	632,732	89,128	69,400	384,682	543,210

Total equity securities	37,638	206,450	388,644	632,732	89,128	69,400	384,682	543,210

Other financial assets
Other financial assets	—	—	30,914	30,914	—	—	38,319	38,319

Total other financial assets	—	—	30,914	30,914	—	—	38,319	38,319

Derivative financial instruments Forwards
Foreign exchange contracts	—	838,005	1,069,734	1,907,739	—	3,308,258	1,073,648	4,381,906
Equity contracts	—	903	—	903	—	152	2,863	3,015

Total forwards	—	838,908	1,069,734	1,908,642	—	3,308,410	1,076,511	4,384,921

	In millions of COP
Swaps
Foreign exchange contracts	—	1,068,857	108,134	1,176,991	—	1,066,915	237,422	1,304,337
Interest rate contracts	92,124	150,272	12,110	254,506	130,792	206,011	15,621	352,424

Total swaps	92,124	1,219,129	120,244	1,431,497	130,792	1,272,926	253,043	1,656,761

Options
Foreign exchange contracts	460	49,423	54,217	104,100	6	136,979	73,603	210,588

Total options	460	49,423	54,217	104,100	6	136,979	73,603	210,588

Total derivative financial instruments	92,584	2,107,460	1,244,195	3,444,239	130,798	4,718,315	1,403,157	6,252,270

Investment properties
Lands	—	—	499,366	499,366	—	—	325,394	325,394
Buildings	—	—	4,923,652	4,923,652	—	—	4,384,517	4,384,517

Total investment properties	—	—	5,423,018	5,423,018	—	—	4,709,911	4,709,911

Financial Assets
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Investment in associates at fair value
Investment in associates at fair value	—	—	1,812,781	1,812,781	—	—	1,670,782	1,670,782

Total investment in associates at fair value	—	—	1,812,781	1,812,781	—	—	1,670,782	1,670,782

Total	14,203,020	10,426,891	9,084,310	33,714,221	10,395,178	10,099,739	10,964,159	31,459,076

Schedule of fair-value hierarchy levels the Bank's liabilities that are measured at fair value on a recurring basis

Financial liabilities
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	—	1,694,552	203,183	1,897,735	—	4,458,528	67,825	4,526,353
Equity contracts	—	8,753	—	8,753	—	8,629	1,852	10,481

Total forwards	—	1,703,305	203,183	1,906,488	—	4,467,157	69,677	4,536,834

Swaps
Foreign exchange contracts	—	1,318,729	22,117	1,340,846	—	1,388,113	102,973	1,491,086
Interest rate contracts	93,495	233,043	10,228	336,766	126,728	312,051	11,078	449,857

Total swaps	93,495	1,551,772	32,345	1,677,612	126,728	1,700,164	114,051	1,940,943

Options
Foreign exchange contracts	427	95,691	—	96,118	19	232,568	—	232,587

Total options	427	95,691	—	96,118	19	232,568	—	232,587

Total derivative financial instruments	93,922	3,350,768	235,528	3,680,218	126,747	6,399,889	183,728	6,710,364

Total	93,922	3,350,768	235,528	3,680,218	126,747	6,399,889	183,728	6,710,364

Schedule of fair-value hierarchy levels the Bank's assets and liabilities that are not measured at fair value in the statement of financial position

Assets
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 1		Level 1	Level 2	Level 1
	In millions of COP
Debt instruments
Securities issued by the Colombian Government	145,051	—	—	145,051	67,514	—	—	67,514
Securities issued or secured by government entities	—	46,169	3,347,253	3,393,422	—	49,980	3,075,936	3,125,916
Securities issued by other financial institutions	246,036	56,221	263,164	565,421	209,178	280,662	55,112	544,952
Securities issued by foreign governments	275,670	308,171	—	583,841	150,695	377,560	—	528,255
Corporate bonds	1,003,178	12,962	1,817,738	2,833,878	774,624	12,620	1,786,986	2,574,230

Total – Debt instruments	1,669,935	423,523	5,428,155	7,521,613	1,202,011	720,822	4,918,034	6,840,867

Loans and advances to customers, net	—	—	255,681,512	255,681,512	—	—	239,105,396	239,105,396

Total	1,669,935	423,523	261,109,667	263,203,125	1,202,011	720,822	244,023,430	245,946,263

Liabilities
Type of instrument	June 30, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Deposits by customers	—	61,889,394	196,483,328	258,372,722	—	60,236,355	189,104,164	249,340,519
Interbank deposits	—	—	511,000	511,000	—	—	606,141	606,141
Repurchase agreements and other similar secured borrowing	—	—	594,983	594,983	—	—	470,295	470,295
Borrowings from other financial institutions	—	—	12,938,759	12,938,759	—	—	15,648,606	15,648,606
Debt instruments in issue	9,955,532	3,993,492	2,056,763	16,005,787	8,021,700	4,025,322	2,421,628	14,468,650
Preferred shares	—	—	398,750	398,750	—	—	394,550	394,550

Total	9,955,532	65,882,886	212,983,583	288,822,001	8,021,700	64,261,677	208,645,384	280,928,761

Schedule of Items Measured at fair value on a non-recurring basis
The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	June 30, 2024				December 31, 2023
Type of instrument	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
	In millions of COP
Machinery and equipment	—	—	12,329	12,329	—	—	11,702	11,702
Real estate for residential purposes	—	—	155,937	155,937	—	—	117,476	117,476
Real estate different from residential properties	—	—	37,529	37,529	—	—	30,273	30,273

Total	—	—	205,795	205,795	—	—	159,451	159,451

Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs
The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs at June 30, 2024 and 2023:
As of June 30, 2024

Type of instrument	Balance, January 1, 2024	Included in earnings	OCI	Purchases	Settlement	Reclassifications (1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, June 30, 2024
	In millions of COP
ASSETS
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	78,729	(4)	—	4,519	(10,926)	—	(1,643)	9,138	(5,567)	74,246
Corporate bonds	14,284	647	—	371	—	—	—	4,385	—	19,687

Total	93,013	643	—	4,890	(10,926)	—	(1,643)	13,523	(5,567)	93,933

Debt instruments at fair value through OCI
Securities issued by the Colombian Government	2,664,295	—	—	—	(2,664,295)	—	—	—	—	—
Securities issued or secured by other financial entities	—	—	5	50,016	—	—	—	—	—	50,021
Corporate bonds	—	—	1,287	39,517	—	—	—	—	—	40,804

Total	2,664,295	—	1,292	89,533	(2,664,295)	—	—	—	—	90,825

Type of instrument	Balance, January 1, 2024	Included in earnings	OCI	Purchases	Settlement	Reclassifications (1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, June 30, 2024
	In millions of COP
ASSETS
Derivative financial instruments
Foreign exchange contracts	1,384,673	(62,945)	—	1,043,329	(1,054,191)	(8,263)	—	76,960	(147,478)	1,232,085
Interest rate contracts	15,621	(4,302)	—	5,565	(2,629)	(66)	—	3,376	(5,455)	12,110
Equity contracts	2,863	—	—	—	(2,863)	—	—	—	—	—

Total	1,403,157	(67,247)	—	1,048,894	(1,059,683)	(8,329)	—	80,336	(152,933)	1,244,195

Equity securities
Equity securities	384,682	1,360	19,576	4,163	(21,135)	—	—	—	(2)	388,644

Total	384,682	1,360	19,576	4,163	(21,135)	—	—	—	(2)	388,644

Other financial instruments
Other financial instruments	38,319	(7,405)		—						30,914

Total	38,319	(7,405)	—	—	—	—	—	—	—	30,914

Investment in associates
PA Viva Malls	1,661,679	133,512	—	—	—	—	—	—	—	1,795,191
PA Distrito Vera	9,103	2,831	—	5,656	—	—	—	—	—	17,590

Total	1,670,782	136,343	—	5,656	—	—	—	—	—	1,812,781

Total Assets	6,254,248	63,694	20,868	1,153,136	(3,756,039)	(8,329)	(1,643)	93,859	(158,502)	3,661,292

LIABILITIES
Derivative financial instruments
Foreign exchange contracts	170,798	18,019	—	71,754	(60,961)	(8,263)	—	132,722	(98,769)	225,300
Interest rate contracts	11,078	(119)	—	20	(1,900)	(66)	—	9,975	(8,760)	10,228
Equity contracts	1,852	—	—	—	(1,852)	—	—	—	—	—

Total	183,728	17,900	—	71,774	(64,713)	(8,329)	—	142,697	(107,529)	235,528

Total liabilities	183,728	17,900	—	71,774	(64,713)	(8,329)	—	142,697	(107,529)	235,528

(1)	From derivative assets to derivative liabilities classified in level 3 and vice versa.

As of June 30, 2023

Type of instrument	Balance, January 1, 2023	Included in earnings	OCI	Purchases	Settlement	Reclassifications (1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, June 30, 2023
	In millions of COP
ASSETS
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	81,389	7,355	—	1,003	(7,736)	—	(5,330)	4,279	—	80,960

Total	81,389	7,355	—	1,003	(7,736)	—	(5,330)	4,279	—	80,960

Debt instruments at fair value through OCI
Securities issued by the Colombian Government	—	—	31,482	2,490,647	—	—	—	—	—	2,522,129

Total	—	—	31,482	2,490,647	—	—	—	—	—	2,522,129

Derivative financial instruments
Foreign exchange contracts	1,163,336	32,705	—	1,513,367	(493,734)	(293,934)	—	193,635	(264,267)	1,851,108
Interest rate contracts	29,170	(6,644)	—	2,003	(2,909)	(177)	—	920	(7,018)	15,345
Equity contracts	105	—	—	—	(105)	—	—	—	—	—

Total	1,192,611	26,061	—	1,515,370	(496,748)	(294,111)	—	194,555	(271,285)	1,866,453

Equity securities
Equity securities	462,253	(285)	(2,901)	3,700	(1,021)	—	—	—	—	461,746

Total	462,253	(285)	(2,901)	3,700	(1,021)	—	—	—	—	461,746

Other financial instruments
Other financial instruments	42,171	(20,727)	—	5,057	—	—	—	—	—	26,501

Total	42,171	(20,727)	—	5,057	—	—	—	—	—	26,501

Investment in associates
PA Viva Malls	1,530,459	126,307	—	917	—	—	—	—	—	1,657,683
PA Distrito Vera	1,697	(12)	—	—	—	—	—	—	—	1,685

Total	1,532,156	126,295	—	917	—	—	—	—	—	1,659,368

Total Assets	3,310,580	138,699	28,581	4,016,694	(505,505)	(294,111)	(5,330)	198,834	(271,285)	6,617,157

Type of instrument	Balance, January 1, 2023	Included in earnings	OCI	Purchases	Settlement	Reclassifications (1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, June 30, 2023
	In millions of COP
LIABILITIES
Derivative financial instruments
Foreign exchange contracts	348,027	141,187	—	181,497	(131,393)	(293,934)	—	36,685	(56,598)	225,471
Interest rate contracts	51,662	(4,597)	—	13,304	(14,011)	(177)	—	19,284	(26,617)	38,848

Total	399,689	136,590	—	194,801	(145,404)	(294,111)	—	55,969	(83,215)	264,319

Total liabilities	399,689	136,590	—	194,801	(145,404)	(294,111)	—	55,969	(83,215)	264,319

(1)	From derivative assets to derivative liabilities classified in level 3 and vice versa.

Schedule of transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2
The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between level 1 and level 2 as of June 30, 2024 and December 31, 2023:

Type of instrument	June 30, 2024		December 31, 2023
	Transfers level 1 to level 2	Transfers level 2 to level 1	Transfers level 1 to level 2	Transfers level 2 to level 1
	In millions of COP
Debt instruments at fair value though profit or loss
Securities issued or secured by foreign government	—	929	1,712	—
Securities issued or secured by government entities	—	17,067	13,619	—
Securities issued by the Colombian Government	3,721	—	—	—
Corporate bonds	—	—	—	8,397
Securities issued or secured by other financial entities	—	1,848	1,848	—

Total	3,721	19,844	17,179	8,397

Type of instrument	June 30, 2024		December 31, 2023
	Transfers level 1 to level 2	Transfers level 2 to level 1	Transfers level 1 to level 2	Transfers level 2 to level 1
	In millions of COP
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	—	327,888	572,800	—
Securities issued or secured by other financial entities	—	60,636	64,944	—
Corporate bonds	—	—	—	95,572

Total	—	388,524	637,744	95,572

Equity securities
Equity securities	61,459	13,202	13,740	7

Total	61,459	13,202	13,740	7

Schedule of significant unobservable inputs related to the Bank's material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions
The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.
As of June 30, 2024

Financial instrument	Fair value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average		Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
	In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	63,854	Discounted cash flow	Yield Prepayment Speed	0.00% to 9.67% n/a n/a	3.33 n/a n/a	%	61,838 65,536 60,696	65,966 n/a n/a
Time deposits	8,345	Discounted cash flow	Prepayment Speed Interest rate	0.91% to 6.20%	2.71%		8,113	8,416

Total securities issued by other financial institutions	72,199

Financial instrument	Fair value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
	In millions of COP
Other bonds
Other bonds	52,068	Discounted cash flow	Yield	0.17% to 1.06%	1.02%	51,168	54,061

Corporate bonds
Corporate bonds	60,491	Discounted cash flow	Yield	-0.02% to 5.25%	2.04%	59,766	63,102

Total debt instruments	184,758

Equity securities
Equity securities	388,644	Price-based	Price	n/a	n/a	n/a	n/a

Other financial instruments
Other financial instruments	30,914	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a

Derivative financial instruments
Forward	866,551	Discounted cash flow	Credit spread / Yield	0.00% to 40.05%	6.24%	864,776	868,215
Swaps	87,899	Discounted cash flow	Credit spread	0.00% to 50.15%	6.13%	85,478	91,026
Options	54,217	Discounted cash flow	Credit spread	0.14% to 34.19%	0.61%	53,808	54,392

Total derivative financial instruments	1,008,667

Investment in associates
P.A. Viva Malls	1,795,191	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Distrito Vera	17,590	Price-based	Price	n/a	n/a	n/a	n/a

Total investment in associates	1,812,781

As of December 31, 2023

Financial instrument	Fair value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
	In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	74,087	Discounted cash flow	Yield	2.06% to 10.73%	5.48%	70,982	75,852
			Prepayment Speed Prepayment Speed	n/a n/a	n/a n/a	78,953 73,271	n/a n/a
Time deposits	4,642	Discounted cash flow	Yield / Interest rate	2.15% to 5.70%	3.78%	4,277	4,701

Total securities issued by other financial institutions	78,729

Securities issued by the Colombian Government
Bonds by government entities	2,664,295	Discounted cash flow	Yield	0.00% to 1.18%	1.17%	2,658,010	2,679,372

Corporate bonds
Corporate bonds	14,284	Discounted cash flow	Yield	3.49% to 3.49%	3.49%	13,700	14,912

Total debt instruments	2,757,308

Equity securities
Equity securities	384,682	Price-based	Price	n/a	n/a	n/a	n/a

Other financial instruments
Other financial instruments	38,319	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a

Derivative financial instruments
Forward	1,006,834	Discounted cash flow	Credit spread / Yield	0.00% to 50.58%	7.22%	1,004,399	1,009,283
Swaps	138,992	Discounted cash flow	Credit spread	0.00% to 63.39%	5.86%	139,451	138,577
Options	73,603	Discounted cash flow	Credit spread	0.13% to 33.77%	0.57%	73,048	73,870

Total derivative financial instruments	1,219,429

Investment in associates
P.A Viva Malls	1,661,679	Price-based	Price	n/a	n/a	n/a	n/a
P.A Distrito Vera	9,103	Price-based	Price	n/a	n/a	n/a	n/a

Total investment in associates	1,670,782